UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07432

        Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          1/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Premium Income Municipal Fund 4, Inc. (NPT) January 31, 2006

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 3.4% (2.2% of Total Investments)
$ 5,150	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/16	12/11 at 101.00	A–	$5,482,330
2,395	Alabama Housing Finance Authority, FNMA Multifamily Housing Revenue Bonds, South Bay	2/11 at 102.00	AAA	2,504,835
	Apartments, Series 2000K, 5.950%, 2/01/33 (Alternative Minimum Tax)
11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	5/06 at 101.00	Aaa	12,025,012
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)

19,440	Total Alabama			20,012,177

	Alaska – 0.9% (0.5% of Total Investments)
1,665	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AAA	1,720,728
	12/01/30 – FGIC Insured
3,065	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/26	12/13 at 100.00	AAA	3,286,630
	– MBIA Insured

4,730	Total Alaska			5,007,358

	Arizona – 1.6% (1.0% of Total Investments)
5,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	Aaa	5,183,100
	Project, Series 2003A, 5.000%, 7/01/31 – MBIA Insured
4,100	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	12/13 at 100.00	AAA	4,340,629
	Revenue Bonds, Series 2003, 5.000%, 12/01/18 – MBIA Insured

9,100	Total Arizona			9,523,729

	Arkansas – 0.0% (0.0% of Total Investments)
45	Arkansas Development Finance Authority, FHA-Insured or VA Guaranteed Single Family Mortgage	2/06 at 100.00	AA+	45,120
	Revenue Refunding Bonds, Series 1991A, 8.000%, 8/15/11
51	Jacksonville Residential Housing Facilities Board, Arkansas, FNMA Mortgage-Backed Securities	7/06 at 100.00	Aaa	51,383
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1993A-2, 7.900%, 1/01/11
107	Lonoke County Residential Housing Facilities Board, Arkansas, FNMA Mortgage-Backed Securities	4/06 at 102.00	Aaa	109,308
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1993A, 7.900%, 4/01/11

203	Total Arkansas			205,811

	California – 8.5% (5.4% of Total Investments)
1,800	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%,	5/12 at 101.00	AAA	1,996,182
	5/01/14 – AMBAC Insured
17,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	17,165,920
	Health System/West, Series 2003A, 5.000%, 3/01/33
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	2,108,480
	LLC, Series 2001A, 5.550%, 8/01/31
12,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22	8/13 at 100.00	A	12,927,480
4,500	California, General Obligation Bonds, Series 2004, 5.100%, 2/01/34	2/09 at 100.00	A	4,566,285
4,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	3,496,188
	1995A, 0.000%, 1/01/14 (ETM)
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	1,126,170
	Bonds, Series 2003A-1, 6.750%, 6/01/39
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/06 at 100.00	AA–	3,017,670
	2001A-3, 5.375%, 7/01/20
795	Santa Clara Valley Water District, California, Water Utility System Revenue Bonds, Series	6/10 at 100.00	AA	837,389
	2000A, 5.000%, 6/01/18
1,945	South Gate Public Financing Authority, California, Water Revenue Refunding Bonds, Series	No Opt. Call	AAA	2,220,004
	1996A, 6.000%, 10/01/12 – FGIC Insured

48,820	Total California			49,461,768

	Colorado – 6.2% (4.0% of Total Investments)
6,500	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	6,725,030
	4.750%, 12/15/23 – FSA Insured
2,000	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives,	9/11 at 100.00	AA	2,091,320
	Series 2001, 5.250%, 9/01/21
670	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3,	10/09 at 105.00	Aa2	683,132
	6.750%, 10/01/21
3,040	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	3,492,960
	(Alternative Minimum Tax)
	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center
	Hotel, Series 2003A:
2,940	5.000%, 12/01/20 – XLCA Insured	12/13 at 100.00	AAA	3,100,465
10,000	5.000%, 12/01/33 – XLCA Insured	12/13 at 100.00	AAA	10,303,100
4,345	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2002,	12/12 at 100.00	Aaa	4,707,677
	5.250%, 12/15/17 – FGIC Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	800,753
	12/15/22 – FSA Insured
4,125	Municipal Subdistrict Northern Colorado Water District, Revenue Bonds, Series 1997G, 5.250%,	12/07 at 101.00	AAA	4,300,189
	12/01/15 – AMBAC Insured

34,375	Total Colorado			36,204,626

	Connecticut – 0.5% (0.3% of Total Investments)
3,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1996C-2,	5/06 at 102.00	AAA	3,073,290
	6.250%, 11/15/18

	District of Columbia – 5.5% (3.5% of Total Investments)
6,000	District of Columbia, General Obligation Bonds, Series 1993B-2, 5.500%, 6/01/10 – FSA Insured	No Opt. Call	AAA	6,452,820
5	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/09 – CAPMAC Insured	6/06 at 100.00	AAA	5,011
1,585	District of Columbia, General Obligation Refunding Bonds, Series 1993A, 6.000%, 6/01/07 (ETM) –	No Opt. Call	AAA	1,604,892
	MBIA Insured
7,215	District of Columbia, General Obligation Refunding Bonds, Series 1993A, 6.000%, 6/01/07 – MBIA	No Opt. Call	AAA	7,305,909
	Insured
4,250	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series	8/06 at 102.00	AAA	4,390,930
	1993A, 5.750%, 8/15/14 (ETM) – MBIA Insured
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
9,670	0.000%, 4/01/26 – MBIA Insured	4/11 at 42.15	AAA	3,222,141
15,235	0.000%, 4/01/30 – MBIA Insured	4/11 at 32.93	AAA	3,971,003
5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 101.00	AAA	5,257,750
	Revenue Bonds, Series 1998, 5.250%, 10/01/12 – AMBAC Insured

48,960	Total District of Columbia			32,210,456

	Florida – 5.7% (3.6% of Total Investments)
5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AAA	5,176,700
	7/01/28 – MBIA Insured
2,500	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/06 at 101.00	AAA	2,541,650
	Series 1996A, 5.250%, 6/01/22 (Pre-refunded 6/01/06)
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	AAA	5,315,550
	Series 2003A, 5.250%, 10/01/18 – MBIA Insured (Alternative Minimum Tax)
5,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/06 at 101.00	BB+	5,093,900
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,380	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	1/11 at 102.00	AAA	1,455,817
	Sunset Bay Apartments, Series 2000-5A, 5.850%, 7/01/20 – FSA Insured (Alternative Minimum Tax)
3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	AAA	3,555,580
	5.000%, 10/01/37 – XLCA Insured (Alternative Minimum Tax)
9,500	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 –	10/18 at 100.00	AAA	10,091,185
	AMBAC Insured

31,880	Total Florida			33,230,382

	Georgia – 2.5% (1.6% of Total Investments)
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC	No Opt. Call	AAA	5,003,372
	Insured
2,880	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 8.250%,	No Opt. Call	A+	3,458,707
	1/01/11
5,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	AAA	6,308,115
	1/01/19 (ETM) – FGIC Insured

12,780	Total Georgia			14,770,194

	Hawaii – 1.0% (0.6% of Total Investments)
1,580	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aaa	1,714,300
	1993B, 5.000%, 10/01/13 (ETM)
3,720	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aa2	4,004,059
	1993B, 5.000%, 10/01/13

5,300	Total Hawaii			5,718,359

	Illinois – 14.4% (9.2% of Total Investments)
4,000	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	AAA	4,567,680
	6.250%, 1/01/15 – MBIA Insured
5,550	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – FSA Insured	1/11 at 101.00	AAA	5,679,870
	(Alternative Minimum Tax)
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%, 1/01/28 – FGIC Insured	7/08 at 102.00	AAA	5,254,650
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	1,722,193
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series 1997:
1,455	8.500%, 12/01/13 – FGIC Insured	No Opt. Call	Aaa	1,904,057
1,685	8.500%, 12/01/15 – FGIC Insured	No Opt. Call	Aaa	2,304,254
6,125	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	4/11 at 105.00	Aaa	6,365,100
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
1,385	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	Aaa	1,475,994
	Kankakee County, Series 2005B, 5.000%, 12/01/18 – AMBAC Insured
4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	4,113,600
	Health System, Series 2003, 5.150%, 2/15/37
4,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	4,103,200
	5.500%, 5/15/32
	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,
	Series 1993C:
4,420	7.000%, 4/01/08	No Opt. Call	A+	4,591,054
4,075	7.000%, 4/01/14	No Opt. Call	A+	4,872,192
850	Illinois Housing Development Authority, Multifamily Program Bonds, Series 1994-5, 6.650%,	3/06 at 101.00	A+	857,574
	9/01/14
3,410	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Skyline	5/06 at 100.00	A–	3,495,080
	Towers Apartments, Series 1992B, 6.875%, 11/01/17
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	10,958,156
	Illinois, School Refunding Bonds, Series 2002, 5.250%, 12/01/19 – FSA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – MBIA Insured	6/22 at 101.00	AAA	5,901,780
4,540	5.000%, 12/15/28 – MBIA Insured	6/12 at 101.00	AAA	4,699,581
36,040	0.000%, 6/15/40 – MBIA Insured	No Opt. Call	AAA	7,049,064
3,050	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AAA	3,821,925
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured

110,545	Total Illinois			83,737,004

	Indiana – 9.0% (5.8% of Total Investments)
3,965	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	AAA	4,237,316
	5.500%, 2/01/26 – MBIA Insured
1,500	Indiana Educational Facilities Authority, Revenue Bonds, University of Indianapolis, Series	10/09 at 101.00	AAA	1,617,555
	1999, 5.750%, 10/01/19 – FSA Insured
22,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	24,069,537
	Group, Series 2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) – MBIA Insured
3,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	3,531,540
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
2,800	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	AAA	2,889,796
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A:
4,000	5.000%, 6/01/23 – FSA Insured	6/13 at 100.00	AAA	4,194,560
6,000	5.000%, 6/01/24 – FSA Insured	6/13 at 100.00	AAA	6,287,160
420	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Tax Lease	6/07 at 102.00	AAA	427,253
	Rental Revenue Bonds, Series 1997A, 5.000%, 6/01/27 – MBIA Insured
5,000	Metropolitan School District Warren Township Vision 2005 School Building Corporation, Marion	1/11 at 100.00	AAA	5,445,300
	County, Indiana, First Mortgage Bonds, Series 2000, 5.500%, 7/15/20 (Pre-refunded 1/15/11) -
	FGIC Insured

48,685	Total Indiana			52,700,017

	Iowa – 0.0% (0.0% of Total Investments)
15	Davenport, Iowa, Home Ownership Mortgage Revenue Refunding Bonds, Series 1994, 7.900%, 3/01/10	3/06 at 101.00	Aa2	15,047

	Kansas – 1.8% (1.2% of Total Investments)
2,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2000A, 5.500%,	9/10 at 100.00	AAA	2,137,380
	9/01/25 – AMBAC Insured
6,825	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	6,473,240
	2000, 3.500%, 9/01/16
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,865,185
	5.300%, 6/01/31 – MBIA Insured

10,575	Total Kansas			10,475,805

	Louisiana – 2.6% (1.7% of Total Investments)
3,070	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AAA	3,271,791
	Bonds, Series 2002, 5.250%, 12/01/20 – AMBAC Insured
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/12 at 105.00	Aaa	1,925,035
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%,
	6/20/37
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,272,106
	Lady Health System, Series 2005A, 5.250%, 8/15/32
4,565	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	6/06 at 102.50	AAA	4,708,341
	5.950%, 11/01/14 – FSA Insured

14,535	Total Louisiana			15,177,273

	Maine – 1.3% (0.8% of Total Investments)
7,520	Maine Educational Loan Marketing Corporation, Student Loan Revenue Bonds, Subordinate Series	No Opt. Call	A2	7,591,139
	1994B-2, 6.250%, 11/01/06 (Alternative Minimum Tax)

	Maryland – 2.6% (1.7% of Total Investments)
2,905	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%,	1/07 at 102.00	Aa2	2,990,146
	7/01/16
2,900	Maryland Community Development Administration, Housing Revenue Bonds, Series 1997A, 6.000%,	7/07 at 102.00	Aa2	2,988,160
	7/01/39 (Alternative Minimum Tax)
6,800	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily	7/06 at 102.00	Aa2	7,003,932
	Housing Revenue Bonds, Series 1996B, 6.400%, 7/01/28 (Alternative Minimum Tax)
2,315	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,429,569
	Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)

14,920	Total Maryland			15,411,807

	Massachusetts – 1.5% (1.0% of Total Investments)
3,585	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A, 5.000%,	3/15 at 100.00	A	3,626,084
	3/01/35 – ACA Insured
5,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/07 at 102.00	AAA	5,076,300
	1997A, 5.000%, 1/01/37 – MBIA Insured

8,585	Total Massachusetts			8,702,384

	Michigan – 6.4% (4.1% of Total Investments)
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	6,220,980
	7/01/35 – MBIA Insured
8,915	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	7/07 at 101.00	AAA	9,125,572
	7/01/27 – MBIA Insured
1,535	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	7/07 at 101.00	AAA	1,585,977
	7/01/27 (Pre-refunded 7/01/07) – MBIA Insured
	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds,
	Portage Health System Inc., Series 1998:
740	4.625%, 8/01/18 – MBIA Insured	8/08 at 100.00	AAA	743,086
4,400	5.450%, 8/01/47 – MBIA Insured	8/08 at 100.00	AAA	4,568,388
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	AAA	5,198,900
	5.000%, 10/15/29 – MBIA Insured
10,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	10,097,115
	Obligated Group, Series 1998A, 5.250%, 8/15/23

37,090	Total Michigan			37,540,018

	Minnesota – 0.8% (0.5% of Total Investments)
1,160	Minneapolis-St. Paul Housing Finance Board, Minnesota, FNMA/GNMA Mortgage-Backed Securities	11/07 at 102.00	AAA	1,190,114
	Program Single Family Mortgage Revenue Bonds, Series 1997, 5.800%, 11/01/30 (Alternative
	Minimum Tax)
3,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	3,703,000
	Series 2001A, 5.250%, 1/01/25 – FGIC Insured

4,660	Total Minnesota			4,893,114

	Mississippi – 1.9% (1.2% of Total Investments)
1,285	Jones County, Mississippi, Hospital Revenue Bonds, South Central Regional Medical Center,	12/07 at 100.00	BBB+	1,292,851
	Series 1997, 5.350%, 12/01/10
2,000	Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Senior Series	3/06 at 100.00	Aaa	2,003,080
	1993B, 5.800%, 9/01/06 (Alternative Minimum Tax)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,896,187
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
5,180	Mississippi, General Obligation Refunding Bonds, Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA	5,872,825

10,340	Total Mississippi			11,064,943

	Missouri – 0.9% (0.6% of Total Investments)
3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	3,126,570
	2003, 5.125%, 5/15/24
2,000	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.000%,	7/11 at 100.00	AAA	2,062,560
	7/01/26 – MBIA Insured

5,000	Total Missouri			5,189,130

	Nebraska – 1.6% (1.0% of Total Investments)
9,000	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5A,	No Opt. Call	AAA	9,321,120
	6.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)

	Nevada – 4.6% (2.9% of Total Investments)
10,420	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AAA	11,541,088
	(Pre-refunded 6/15/12) – MBIA Insured
4,500	Clark County School District, Nevada, General Obligation School Improvement Bonds, Series	No Opt. Call	AAA	5,109,885
	1991A, 7.000%, 6/01/10 – MBIA Insured
7,000	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	7,376,250
	5.000%, 7/01/23 – AMBAC Insured
5,425	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	No Opt. Call	AAA	2,177,595
	Monorail Project, First Tier, Series 2000, 0.000%, 1/01/25 – AMBAC Insured
405	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1992B-1, 6.200%, 10/01/15	4/06 at 100.00	A1	406,106

27,750	Total Nevada			26,610,924

	New Jersey – 4.1% (2.6% of Total Investments)
1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB–	1,224,641
	Obligated Group, Series 2000, 7.500%, 7/01/30
880	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	1,033,138
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
300	6.500%, 1/01/16 (ETM) – MBIA Insured	No Opt. Call	AAA	353,694
2,345	6.500%, 1/01/16 (ETM) – MBIA Insured	No Opt. Call	AAA	2,759,291
13,775	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	14,264,701
	Series 2002, 5.750%, 6/01/32
3,995	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	4,488,502
	Series 2003, 6.750%, 6/01/39

22,395	Total New Jersey			24,123,967

	New York – 9.5% (6.1% of Total Investments)
1,200	Hempstead Industrial Development Agency, New York, Resource Recovery Revenue Refunding Bonds,	12/10 at 100.00	BB+	1,248,696
	American Ref-Fuel Company of Hempstead LP, Series 2001, 5.000%, 12/01/10 (Mandatory put
	6/01/10)
11,825	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/08 at 101.00	AAA	12,098,394
	Series 1998C, 5.000%, 5/01/26
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 1998C:
1,350	5.000%, 5/01/26 (Pre-refunded 5/01/08)	5/08 at 101.00	AAA	1,411,614
35	5.000%, 5/01/26 (Pre-refunded 5/01/08)	5/08 at 101.00	AAA	36,597
3,705	5.000%, 5/01/26 (Pre-refunded 5/01/08)	5/08 at 101.00	AAA	3,872,429
220	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/10 at 101.00	AAA	243,344
	Series 2000C, 5.875%, 11/01/16 (Pre-refunded 5/01/10)
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2000C:
3,630	5.875%, 11/01/16 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	4,018,228
5,000	5.500%, 11/01/24 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	5,456,950
1,590	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,	2/06 at 100.00	AAA	1,595,613
	Hospital and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22
4,200	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,	2/06 at 101.00	AA	4,250,022
	Kenmore Mercy Hospital, Series 1995B, 6.150%, 2/15/35
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
5,400	5.500%, 6/01/16	6/10 at 100.00	AA–	5,779,998
2,500	5.500%, 6/01/18	6/12 at 100.00	AA–	2,726,075
5,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	1/17 at 100.00	AA–	5,394,050
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	7,134,938
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)

51,905	Total New York			55,266,948

	North Carolina – 3.2% (2.0% of Total Investments)
2,675	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001, 5.500%,	6/11 at 101.00	AAA	2,943,811
	6/01/13
2,445	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	2,553,093
	Facilities, Series 2004A, 5.000%, 2/01/21
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1992, 6.000%,	No Opt. Call	AAA	2,213,980
	1/01/11 – MBIA Insured
10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	10,789,200
	1/01/18 – MBIA Insured

17,120	Total North Carolina			18,500,084

	Ohio – 2.3% (1.5% of Total Investments)
9,000	Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A, 5.000%, 1/01/31 – FSA Insured	1/10 at 101.00	AAA	9,206,100
3,000	Franklin County, Ohio, Development Revenue Bonds, American Chemical Society, Series 1999,	10/09 at 101.00	A	3,193,950
	5.800%, 10/01/14
1,000	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	7/06 at 102.00	Aa	1,012,090
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

13,000	Total Ohio			13,412,140

	Oklahoma – 0.7% (0.5% of Total Investments)
340	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan	3/10 at 101.00	Aaa	357,187
	Program, Series 2000C-2, 6.200%, 9/01/28 (Alternative Minimum Tax)
3,340	Tulsa Industrial Authority, Oklahoma, Hospital Revenue Refunding Bonds, Hillcrest Medical	No Opt. Call	AAA	3,648,616
	Center, Series 1996, 6.500%, 6/01/09 (ETM) – CONNIE LEE/AMBA Insured

3,680	Total Oklahoma			4,005,803

	Pennsylvania – 1.6% (1.0% of Total Investments)
1,530	Beaver Area School District, Beaver County, Pennsylvania, General Obligation Bonds, Series	7/06 at 100.00	AAA	1,542,684
	2001, 5.000%, 1/15/20 (Pre-refunded 7/15/06) – FGIC Insured
5,000	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	7/06 at 100.00	BB	4,999,550
	Bonds, Northampton Generating Project, Series 1994A, 6.400%, 1/01/09 (Alternative Minimum Tax)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AAA	2,858,206
	AMBAC Insured

9,130	Total Pennsylvania			9,400,440

	Puerto Rico – 3.2% (2.0% of Total Investments)
12,390	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%,	No Opt. Call	AAA	14,617,350
	7/01/13 – MBIA Insured
3,470	University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/18 –	6/10 at 100.00	AAA	3,774,354
	MBIA Insured

15,860	Total Puerto Rico			18,391,704

	Rhode Island – 3.6% (2.3% of Total Investments)
20,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	21,135,800
	Series 2002A, 6.250%, 6/01/42

	South Carolina – 4.2% (2.7% of Total Investments)
4,120	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AAA	4,403,250
	Series 2004A, 5.250%, 2/15/23 – MBIA Insured
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	AAA	3,099,930
	5.000%, 6/01/36 – FGIC Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991:
5,000	6.250%, 1/01/21 – FGIC Insured	No Opt. Call	AAA	6,080,650
5,750	4.000%, 1/01/23 – MBIA Insured	7/06 at 100.00	AAA	5,402,125
5,085	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	No Opt. Call	AAA	5,598,178
	1998A, 5.500%, 1/01/13 – MBIA Insured

22,955	Total South Carolina			24,584,133

	South Dakota – 0.4% (0.3% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,866,813
	Hospitals, Series 2004A, 5.500%, 11/01/31

	Tennessee – 0.3% (0.3% of Total Investments)
1,500	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue	5/08 at 102.00	AA	1,577,805
	Bonds, Series 1998A, 5.200%, 5/15/23

	Texas – 18.3% (11.7% of Total Investments)
4,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	6/06 at 100.00	CCC	3,877,830
	Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)
4,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	4,117,280
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
3,345	Columbia-Brazoria Independent School District, Texas, Unlimited Tax School Building Bonds,	2/09 at 100.00	AAA	3,371,492
	Series 1999, 4.750%, 2/01/25
2,250	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%,	11/14 at 100.00	AAA	2,285,708
	11/01/27 – FSA Insured (Alternative Minimum Tax)
8,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	8,696,800
	Series 2001A, 5.875%, 11/01/19 – FGIC Insured (Alternative Minimum Tax)
6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe	12/11 at 101.00	N/R	6,179,520
	Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)
3,750	Harris County Flood Control District, Texas, General Obligation Bonds, Series 2003, 5.000%,	10/13 at 100.00	AA+	3,934,913
	10/01/23
7,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AAA	7,176,470
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	9,744,279
	Project, Series 2001B, 0.000%, 9/01/28 – AMBAC Insured
5,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1997D,	12/07 at 102.00	AAA	5,244,700
	5.000%, 12/01/25 (Pre-refunded 12/01/07) – FGIC Insured
7,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AAA	9,041,925
	5.750%, 12/01/32 (ETM) – FSA Insured
6,950	Liberty County Housing Development Corporation, Texas, Multifamily Housing Revenue Bonds,	6/34 at 100.00	N/R	5,752,237
	Series 1999, 7.250%, 6/01/34
199	Midland Housing Finance Corporation, Texas, Single Family Mortgage Revenue Refunding Bonds,	5/06 at 103.00	Aaa	205,281
	Series 1992A, 8.450%, 12/01/11
	Montgomery Independent School District, Montgomery County, Texas, Unlimited Tax School
	Building and Refunding Bonds, Series 2001:
2,300	5.500%, 2/15/21	2/11 at 100.00	AAA	2,472,822
2,400	5.500%, 2/15/23	2/11 at 100.00	AAA	2,580,336
	Mt. Pleasant Independent School District, Titus County, Texas, General Obligation Refunding
	Bonds, Series 2001:
3,025	5.000%, 2/15/26	8/11 at 100.00	Aaa	3,112,544
3,000	5.125%, 2/15/31	8/11 at 100.00	Aaa	3,090,960
6,000	Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Angelo State	8/12 at 100.00	Aaa	6,290,040
	University – Texan Hall LLC, Series 2002A, 5.000%, 8/01/25 – MBIA Insured
3,410	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/12 at 100.00	AAA	4,118,121
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/12) (5)
1,800	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	1,966,122
	2002A, 5.750%, 10/01/21 – RAAI Insured
4,700	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	4,853,361
	Refunding Bonds, Series 2001, 5.125%, 2/01/26
8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/06 at 100.00	Aaa	8,652,915
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)

121,934	Total Texas			106,765,656

	Utah – 6.2% (3.9% of Total Investments)
4,845	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	12/08 at 101.00	N/R	4,571,209
	Hospital Project, Series 1998, 5.750%, 12/15/18
5,065	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A, 6.150%, 7/01/14 (ETM)	7/06 at 102.00	A+ (4)	5,237,919
2,935	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A, 6.150%, 7/01/14	7/06 at 102.00	A+	3,020,526
11,750	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	12,331,390
	7/01/19 – MBIA Insured
5,820	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	6,128,809
	7/01/19 (Pre-refunded 7/01/07) – MBIA Insured
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004,	7/14 at 100.00	Aaa	1,519,292
	5.000%, 7/01/21 – AMBAC Insured
570	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	7/10 at 100.00	AA	573,728
	(Alternative Minimum Tax)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
1,915	5.500%, 1/01/18 (Alternative Minimum Tax)	1/11 at 100.00	AA–	1,962,473
590	5.650%, 1/01/21 (Alternative Minimum Tax)	1/11 at 100.00	Aa2	607,724

34,925	Total Utah			35,953,070

	Virginia – 1.8% (1.2% of Total Investments)
8,190	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.000%, 1/15/35 –	1/13 at 100.00	AAA	8,429,639
	AMBAC Insured
1,775	Virginia Transportation Board, Transportation Revenue Refunding Bonds, U.S. Route 58 Corridor	5/07 at 101.00	AA+	1,827,416
	Development Program, Series 1997C, 5.125%, 5/15/19

9,965	Total Virginia			10,257,055

	Washington – 10.2% (6.5% of Total Investments)
1,855	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/09 at 101.00	AA	1,994,403
	Series 1999A, 6.200%, 7/01/34 (Alternative Minimum Tax)
1,655	Everett, Washington, Limited Tax General Obligation Bonds, Series 1997, 5.125%, 9/01/17 – FSA	9/07 at 100.00	Aaa	1,694,786
	Insured
6,000	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AAA	6,193,620
	Development, Series 2005A, 5.000%, 1/01/34 – FGIC Insured
1,605	Skagit County Housing Authority, Washington, GNMA Collateralized Mortgage Loan Nursing	5/06 at 103.00	AAA	1,655,136
	Facility Revenue Bonds, Sea Mar Community Health Centers, Series 1993, 7.000%, 6/20/35
1,500	Snohomish County School District 6, Mukilteo, Washington, Unlimited Tax General Obligation and	No Opt. Call	AAA	1,673,835
	Refunding Bonds, Series 1993, 5.700%, 12/01/12 – FGIC Insured
8,155	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/20	1/11 at 101.00	AAA	9,035,985
	(Pre-refunded 1/01/11) – FSA Insured
4,705	Tacoma, Washington, Sewerage Revenue Refunding Bonds, Series 1994B, 8.000%, 12/01/08 – FGIC	No Opt. Call	AAA	5,272,141
	Insured
6,080	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series	No Opt. Call	Aaa	6,180,624
	1990A, 7.250%, 7/01/06 (ETM)
395	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series	No Opt. Call	Aaa	401,352
	1990A, 7.250%, 7/01/06
11,000	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	12,216,160
	1993B, 7.000%, 7/01/09
4,700	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	7/08 at 102.00	Aaa	4,936,551
	1998A, 5.125%, 7/01/18
1,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	AAA	1,034,800
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
2,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Highline Community Hospital,	8/08 at 102.00	AA	2,033,220
	Series 1998, 5.000%, 8/15/21 – RAAI Insured
4,710	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	5,143,414
	Series 2002, 6.500%, 6/01/26

55,360	Total Washington			59,466,027

	Wisconsin – 1.4% (1.0% of Total Investments)
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of	12/06 at 102.00	AAA	517,540
	Wisconsin Inc., Series 1996, 5.500%, 12/01/26 – MBIA Insured
7,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare	2/12 at 101.00	AAA	7,829,550
	Inc., Series 2002A, 5.250%, 2/15/32 – MBIA Insured

8,000	Total Wisconsin			8,347,090

$ 937,287	Total Investments (cost $865,491,574) – 156.2%			910,902,410

	Other Assets Less Liabilities – 1.8%			10,818,328

	Preferred Shares, at Liquidation Value – (58.0)%			(338,400,000)

	Net Assets Applicable to Common Shares – 100%			$583,320,738

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a proposed adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time it is formally determined that the interest on the bonds should be treated as taxable.
N/R	Investment is not rated.
(ETM)	Security is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. At January 31, 2006, the cost of investments was $864,943,621.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

Gross unrealized:
Appreciation	$48,818,586
Depreciation	(2,859,797)

Net unrealized appreciation (depreciation) of investments	$45,958,789

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2006

* Print the name and title of each signing officer under his or her signature.